Goodwill and Intangible Assets - Schedule of Indefinite Life to Finite Life and the Subsequent Amortization on the Orbital Slots (Details) - CAD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024
Schedule of Indefinite Life to Finite Life and the Subsequent Amortization on the Orbital Slots [Line Items]
Cost at beginning balance		$ 611,173
Accumulated impairment at beginning balance		(258,877)
Amortization	$ 8,500	25,700
Accumulated impairment at ending balance	(284,477)	(284,477)
Cost at ending balance	610,781	610,781
Net carrying values	326,304	326,304	$ 352,296
Orbital slots (indefinite life) [Member]
Schedule of Indefinite Life to Finite Life and the Subsequent Amortization on the Orbital Slots [Line Items]
Cost at beginning balance		611,173
Accumulated impairment at beginning balance		(258,877)
Accumulated impairment at ending balance
Cost at ending balance
Net carrying values			352,296
Orbital slots (finite life) [Member]
Schedule of Indefinite Life to Finite Life and the Subsequent Amortization on the Orbital Slots [Line Items]
Cost at beginning balance
Accumulated impairment at beginning balance
Accumulated impairment at ending balance	(284,477)	(284,477)
Cost at ending balance	610,781	610,781
Net carrying values	$ 326,304	326,304
Cost [Member]
Schedule of Indefinite Life to Finite Life and the Subsequent Amortization on the Orbital Slots [Line Items]
Transfer to finite life
Impact of foreign exchange		(392)
Cost [Member] | Orbital slots (indefinite life) [Member]
Schedule of Indefinite Life to Finite Life and the Subsequent Amortization on the Orbital Slots [Line Items]
Transfer to finite life		(611,173)
Impact of foreign exchange
Cost [Member] | Orbital slots (finite life) [Member]
Schedule of Indefinite Life to Finite Life and the Subsequent Amortization on the Orbital Slots [Line Items]
Transfer to finite life		611,173
Impact of foreign exchange		(392)
Accumulated impairment [Member]
Schedule of Indefinite Life to Finite Life and the Subsequent Amortization on the Orbital Slots [Line Items]
Transfer to finite life
Amortization		(25,713)
Impact of foreign exchange		113
Accumulated impairment [Member] | Orbital slots (indefinite life) [Member]
Schedule of Indefinite Life to Finite Life and the Subsequent Amortization on the Orbital Slots [Line Items]
Transfer to finite life		258,877
Amortization
Impact of foreign exchange
Accumulated impairment [Member] | Orbital slots (finite life) [Member]
Schedule of Indefinite Life to Finite Life and the Subsequent Amortization on the Orbital Slots [Line Items]
Transfer to finite life		(258,877)
Amortization		(25,713)
Impact of foreign exchange		$ 113